Financial Risk Management - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2018 CNY (¥)
Financial Risk Management [Line Items]
Number of customers accounted for gross accounts receivable | Customer	5
Gross accounts receivable comprise of top customers	9.00%
Customers represented percentage of revenue	10.00%
Number of customers accounted for revenue | Customer	0
Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	¥ 0
Transfer between Level 2 and 1, assets	0	0
Business acquisitions contingent consideration at fair value loss	49
Level 3 Fair Value Hierarchy | Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Contingent consideration		63
Other Payables and Other Liabilities | Level 3 Fair Value Hierarchy
Financial Risk Management [Line Items]
Contingent consideration	112	63
Not later than one year
Financial Risk Management [Line Items]
Contractual undiscounted cash flows of lease liabilities payable	78
Later than one year and not later than five years
Financial Risk Management [Line Items]
Contractual undiscounted cash flows of lease liabilities payable	¥ 82
Foreign Exchange Risk
Financial Risk Management [Line Items]
Effect Of Changes In Currency Rate	5.00%
Post-tax profit	¥ 28	7
Equity Price Risk
Financial Risk Management [Line Items]
Effect Of Changes In Currency Rate	5.00%
Post-tax profit	¥ 11	11
Impact in other comprehensive income	¥ 223	167
Customer One
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Two
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Three
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Four
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Five
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	1.00%
Liquidity Risk
Financial Risk Management [Line Items]
External borrowings	¥ 0	¥ 0